Non-interest income	12 Months Ended
Sep. 30, 2025
Non-interest income
Non-interest income

Note 4.Non-interest income

Accounting policy

Non-interest income includes net fee income, net wealth management, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Westpac customer, Westpac assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where Westpac is acting as an agent for another party, the income earned by Westpac is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third-party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third-party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight-line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed; however, a component of interchange fees received is deferred as unearned income as Westpac has a future service obligation to customers under Westpac’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Trading income

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Realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22); and
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Net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.

Other income - dividend income

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Dividends on quoted shares are recognised on the ex-dividend date; and
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Dividends on unquoted shares are recognised when the Company’s right to receive payment is established.

Note 4.Non-interest income (Continued)

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Net fees
Facility fees	795	763	697	746	709
Transaction fees	1,126	1,118	1,146	944	935
Other non-risk fee income	195	135	154	138	125
Fee income	2,116	2,016	1,997	1,828	1,769
Credit card loyalty programs	(130)	(134)	(153)	(103)	(106)
Transaction fee related expenses	(254)	(210)	(199)	(182)	(169)
Fee expenses	(384)	(344)	(352)	(285)	(275)
Net fees	1,732	1,672	1,645	1,543	1,494

Net wealth management	476	441	562	-	-

Trading	717	704	717	693	637

Other
Dividends received from subsidiaries	-	-	-	986	1,284
Transactions with subsidiaries	-	-	-	453	564
Dividends received from other entities	2	3	1	1	1
Net gain/(loss) on disposal of assets	1	6	-	1	8
Net gain/(loss) on hedging of overseas operations	-	(1)	-	42	(4)
Net gain/(loss) on derivatives held for risk management purposes[a]	12	7	1	12	7
Net gain/(loss) on financial instruments measured at fair value	38	(24)	78	31	(32)
Net gain/(loss) on disposal of controlled entities and other businesses[b]	-	-	268	-	-
Other	26	27	56	20	23
Total other	79	18	404	1,546	1,851
Total non-interest income	3,004	2,835	3,328	3,782	3,982

a.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
b.	2023 included a $243 million gain on sale of Advance Asset Management Limited.

Deferred income in relation to the credit card loyalty programs for Westpac was $329 million as at 30 September 2025 (2024: $338 million, 2023: $324 million) and $37 million for the Parent Entity (2024: $35 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for Westpac or the Parent Entity.